Segmental analysis - Results by Segment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment revenues
Sales and other operating revenues		$ 240,208	$ 183,008	$ 222,894
Less: sales and other operating revenues between segments		0	0	0
Third party sales and other operating revenues		240,208	183,008	222,894
Earnings from joint ventures and associates – after interest and tax		2,507	1,960	1,811
Segment results
Replacement cost profit (loss) before interest and taxation		8,621	(2,027)	(6,029)
Inventory holding gains (losses)		853	1,597	(1,889)
Profit (loss) before interest and taxation		9,474	(430)	(7,918)
Finance costs	[1]	(2,074)	(1,675)	(1,347)
Net finance expense relating to pensions and other post-retirement benefits		(220)	(190)	(306)
Profit (loss) before taxation		7,180	(2,295)	(9,571)
Other income statement items
Depreciation, depletion and amortization		15,584	14,505	15,219
Charges for provisions, net of write-back of unused provisions, including change in discount rate		3,426	7,829	13,216
Segment assets
Investments in joint ventures and associates		24,985	22,701	17,834
Additions to non-current assetsb		17,452	21,204	20,080
US
Segment revenues
Third party sales and other operating revenues		83,269	65,132	74,162
Segment results
Replacement cost profit (loss) before interest and taxation		(266)	(8,311)	(12,243)
Other income statement items
Depreciation, depletion and amortization		5,571	5,323	4,990
Non-US
Segment revenues
Third party sales and other operating revenues		156,939	117,876	148,732
Segment results
Replacement cost profit (loss) before interest and taxation		8,887	6,284	6,214
Other income statement items
Depreciation, depletion and amortization		10,013	9,182	10,229
Reportable segments | Upstream
Segment revenues
Sales and other operating revenues		45,440	33,188	43,235
Less: sales and other operating revenues between segments		(24,179)	(17,581)	(21,949)
Third party sales and other operating revenues		21,261	15,607	21,286
Earnings from joint ventures and associates – after interest and tax		930	723	192
Segment results
Replacement cost profit (loss) before interest and taxation		5,221	574	(937)
Inventory holding gains (losses)		8	60	(30)
Profit (loss) before interest and taxation		5,229	634	(967)
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate		220	352	824
Segment assets
Investments in joint ventures and associates		12,093	10,968	8,304
Additions to non-current assetsb		14,500	17,879	17,635
Reportable segments | Upstream | US
Other income statement items
Depreciation, depletion and amortization		4,631	4,396	4,007
Reportable segments | Upstream | Non-US
Other income statement items
Depreciation, depletion and amortization		8,637	7,835	8,866
Reportable segments | Downstream
Segment revenues
Sales and other operating revenues		219,853	167,683	200,569
Less: sales and other operating revenues between segments		(1,800)	(1,291)	(68)
Third party sales and other operating revenues		218,053	166,392	200,501
Earnings from joint ventures and associates – after interest and tax		674	608	491
Segment results
Replacement cost profit (loss) before interest and taxation		7,221	5,162	7,111
Inventory holding gains (losses)		758	1,484	(1,863)
Profit (loss) before interest and taxation		7,979	6,646	5,248
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate		304	758	611
Segment assets
Investments in joint ventures and associates		2,349	3,035	3,214
Additions to non-current assetsb		2,677	3,109	2,130
Reportable segments | Downstream | US
Other income statement items
Depreciation, depletion and amortization		875	856	906
Reportable segments | Downstream | Non-US
Other income statement items
Depreciation, depletion and amortization		1,141	1,094	1,162
Reportable segments | Rosneft
Segment revenues
Sales and other operating revenues		0	0	0
Less: sales and other operating revenues between segments		0	0	0
Third party sales and other operating revenues		0	0	0
Earnings from joint ventures and associates – after interest and tax		922	647	1,330
Segment results
Replacement cost profit (loss) before interest and taxation		836	590	1,310
Inventory holding gains (losses)		87	53	4
Profit (loss) before interest and taxation		923	643	1,314
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate		0	0	0
Segment assets
Investments in joint ventures and associates		10,059	8,243	5,797
Additions to non-current assetsb		0	0	0
Reportable segments | Rosneft | US
Other income statement items
Depreciation, depletion and amortization		0	0	0
Reportable segments | Rosneft | Non-US
Other income statement items
Depreciation, depletion and amortization		0	0	0
Other businesses and corporate
Segment revenues
Sales and other operating revenues		1,469	1,667	2,048
Less: sales and other operating revenues between segments		(575)	(658)	(941)
Third party sales and other operating revenues		894	1,009	1,107
Earnings from joint ventures and associates – after interest and tax		(19)	(18)	(202)
Segment results
Replacement cost profit (loss) before interest and taxation		(4,445)	(8,157)	(13,477)
Inventory holding gains (losses)		0	0	0
Profit (loss) before interest and taxation		(4,445)	(8,157)	(13,477)
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate		2,902	6,719	11,781
Segment assets
Investments in joint ventures and associates		484	455	519
Additions to non-current assetsb		275	216	315
Other businesses and corporate | US
Other income statement items
Depreciation, depletion and amortization		65	71	77
Other businesses and corporate | Non-US
Other income statement items
Depreciation, depletion and amortization		235	253	201
Consolidation adjustment and eliminations
Segment revenues
Sales and other operating revenues		(26,554)	(19,530)	(22,958)
Less: sales and other operating revenues between segments		26,554	19,530	22,958
Third party sales and other operating revenues		0	0	0
Earnings from joint ventures and associates – after interest and tax		0	0	0
Segment results
Replacement cost profit (loss) before interest and taxation		(212)	(196)	(36)
Inventory holding gains (losses)		0	0	0
Profit (loss) before interest and taxation		(212)	(196)	(36)
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate		0	0	0
Segment assets
Investments in joint ventures and associates		0	0	0
Additions to non-current assetsb		0	0	0
Consolidation adjustment and eliminations | US
Other income statement items
Depreciation, depletion and amortization		0	0	0
Consolidation adjustment and eliminations | Non-US
Other income statement items
Depreciation, depletion and amortization		$ 0	$ 0	$ 0

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.